Schedule of Investments (unaudited) November 30, 2020	iShares® MSCI Global Agriculture Producers ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 0.1%
Adecoagro SA(a)	8,180	$50,552

Australia — 1.2%
Australian Agricultural Co. Ltd.(a)	21,400	16,951
Costa Group Holdings Ltd.	28,200	83,740
Elders Ltd.	11,500	88,805
Inghams Group Ltd.	25,040	56,459
Nufarm Ltd./Australia(a)	21,720	64,018
Select Harvests Ltd.	8,783	38,119
Tassal Group Ltd.	15,660	41,887

		389,979

Brazil — 0.3%
Sao Martinho SA	14,000	68,022
SLC Agricola SA	8,087	40,404

		108,426

Canada — 6.8%
Ag Growth International Inc.	1,500	36,126
Nutrien Ltd.	43,600	2,156,617
Rogers Sugar Inc.	6,980	30,055

		2,222,798

China — 3.2%
Beijing Dabeinong Technology Group Co. Ltd., Class A	18,000	22,541
China BlueChemical Ltd., Class H	144,000	25,261
China Huishan Dairy Holdings Co. Ltd.(a)(b)	295,050	0	(c)
China Modern Dairy Holdings Ltd.(a)	140,000	23,837
COFCO Joycome Foods Ltd.	180,000	60,600
First Tractor Co. Ltd., Class H(a)	40,000	15,479
Fujian Sunner Development Co. Ltd., Class A	6,000	24,028
Heilongjiang Agriculture Co. Ltd., Class A	8,000	20,827
Henan Shuanghui Investment & Development Co. Ltd., Class A	12,800	89,717
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	28,000	160,810
Jiangsu Yangnong Chemical Co. Ltd., Class A	1,400	24,681
Jiangxi Zhengbang Technology Co. Ltd., Class A	12,000	34,031
Muyuan Foods Co. Ltd., Class A	17,190	201,161
New Hope Liuhe Co. Ltd., Class A	20,000	78,937
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	8,000	42,675
Sinofert Holdings Ltd.	160,000	15,685
Tongwei Co. Ltd., Class A	20,000	93,618
Wens Foodstuffs Group Co. Ltd., Class A	29,520	86,587
Yuan Longping High-Tech Agriculture Co. Ltd., Class A(a)	6,000	15,648

		1,036,123

France — 0.1%
Vilmorin & Cie SA	520	31,163

Germany — 0.9%
K+S AG, Registered	14,620	132,108
KWS Saat SE & Co. KGaA	900	68,471
Suedzucker AG	5,440	86,547

		287,126

Hong Kong — 1.8%
WH Group Ltd.(d)	730,000	596,053

India — 2.7%
Balrampur Chini Mills Ltd.	9,460	21,026
Bayer CropScience Ltd./India	826	56,291
Chambal Fertilizers and Chemicals Ltd.	12,660	34,848
Coromandel International Ltd.	7,254	81,139

Security	Shares	Value

India (continued)
EID Parry India Ltd.(a)	5,400	$25,288
Escorts Ltd.	4,600	87,200
Kaveri Seed Co. Ltd.	2,020	13,387
KRBL Ltd.	3,660	12,741
Rallis India Ltd.	5,538	21,085
Tata Consumer Products Ltd.	45,674	331,810
UPL Ltd.	38,240	215,685

		900,500

Indonesia — 1.0%
Astra Agro Lestari Tbk PT	36,000	31,423
Charoen Pokphand Indonesia Tbk PT	566,000	243,516
Inti Agri Resources Tbk PT(a)(b)	2,230,700	5,690
Japfa Comfeed Indonesia Tbk PT	356,000	33,659
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	234,000	19,721

		334,009

Ireland — 0.1%
Origin Enterprises PLC	9,840	42,256

Israel — 0.9%
ICL Group Ltd.	54,240	257,664
Israel Corp. Ltd. (The)(a)	300	51,060

		308,724

Italy — 2.6%
CNH Industrial NV(a)	78,320	858,916

Japan — 6.8%
Chubu Shiryo Co. Ltd.	2,000	26,795
Hokuto Corp.	2,000	39,511
Iseki & Co. Ltd.	1,500	19,693
Kubota Corp.	79,600	1,580,549
Kumiai Chemical Industry Co. Ltd.	6,000	58,748
Maruha Nichiro Corp.	2,900	59,071
Mitsui Sugar Co. Ltd.	1,300	22,304
NH Foods Ltd.	6,300	269,158
Nihon Nohyaku Co. Ltd.	2,000	10,185
Sakata Seed Corp.	2,000	64,541
Starzen Co. Ltd.	300	12,213
Taki Chemical Co. Ltd.	400	25,509
YAMABIKO Corp.	2,700	36,613

		2,224,890

Malaysia — 2.5%
FGV Holdings Bhd	126,000	37,423
Genting Plantations Bhd	20,000	46,637
IOI Corp. Bhd	192,000	205,950
Kuala Lumpur Kepong Bhd	34,000	196,122
Leong Hup International Berhad	106,000	18,473
QL Resources Bhd	84,007	131,145
Sime Darby Plantation Bhd	158,000	190,034

		825,784

Netherlands — 0.5%
ForFarmers NV	2,640	17,021
OCI NV(a)(e)	8,120	141,715

		158,736

Norway — 6.0%
Austevoll Seafood ASA	7,160	65,524
Bakkafrost P/F(a)	3,860	242,759
Grieg Seafood ASA	3,680	31,786
Leroy Seafood Group ASA	22,860	143,510
Mowi ASA	33,747	686,059

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Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Global Agriculture Producers ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Norway (continued)
Norway Royal Salmon ASA	1,022	$23,725
Salmar ASA(a)	4,340	238,890
Yara International ASA	13,280	539,501

		1,971,754

Pakistan — 0.3%
Engro Corp. Ltd./Pakistan	20,023	38,262
Engro Fertilizers Ltd.	40,548	15,413
Fauji Fertilizer Co. Ltd.	42,469	27,552
Millat Tractors Ltd.	2,015	12,948

		94,175

Poland — 0.1%
Grupa Azoty SA(a)	3,560	23,841

Russia — 0.5%
PhosAgro PJSC, GDR(f)	10,400	132,912
Ros Agro PLC, GDR(f)	2,220	23,345

		156,257

Saudi Arabia — 2.1%
Almarai Co. JSC	19,260	287,056
National Agriculture Development Co. (The)(a)	3,840	31,944
Saudi Arabian Fertilizer Co.	15,720	343,689
Saudi Fisheries Co.(a)	1,440	23,228

		685,917

Singapore — 1.9%
Bumitama Agri Ltd.	28,000	10,868
China XLX Fertiliser Ltd.	40,000	13,312
First Resources Ltd.	42,000	42,323
Golden Agri-Resources Ltd.	502,000	58,455
Japfa Ltd.	30,040	16,705
Wilmar International Ltd.	148,000	465,089

		606,752

South Africa — 0.2%
Astral Foods Ltd.	3,040	26,404
Oceana Group Ltd.	6,200	26,080

		52,484

South Korea — 0.1%
Dongwon Industries Co. Ltd.	100	19,611
Harim Holdings Co. Ltd.	2,780	17,486
Namhae Chemical Corp.	1,480	11,569

		48,666

Sweden — 0.1%
Scandi Standard AB(a)	3,740	29,133

Taiwan — 0.5%
Charoen Pokphand Enterprise	12,000	30,060
Taiwan Fertilizer Co. Ltd.	60,000	113,885
Taiwan TEA Corp.(a)	39,000	26,135

		170,080

Thailand — 1.0%
Charoen Pokphand Foods PCL, NVDR	298,000	283,223
GFPT PCL, NVDR	36,000	16,661
Khon Kaen Sugar Industry PCL, NVDR	140,054	10,742
Thaifoods Group PCL, NVDR	86,000	14,357

		324,983

Turkey — 0.1%
Gubre Fabrikalari TAS(a)	914	6,041
Turk Traktor ve Ziraat Makineleri AS	960	16,814

		22,855

Security	Shares	Value

United Kingdom — 0.6%
Cranswick PLC	3,980	$182,891

United States — 53.4%
AGCO Corp.	4,880	451,449
American Vanguard Corp.	2,180	33,049
Archer-Daniels-Midland Co.	42,520	2,116,221
Bunge Ltd.	10,680	628,945
Cal-Maine Foods Inc.(a)	2,880	112,694
CF Industries Holdings Inc.	16,380	610,974
Corteva Inc.	57,340	2,197,269
Darling Ingredients Inc.(a)	12,440	600,603
Deere & Co.	22,840	5,975,401
FMC Corp.	9,900	1,148,499
Fresh Del Monte Produce Inc.	2,360	59,920
Ingredion Inc.	5,100	393,465
Lamb Weston Holdings Inc.	11,120	804,866
Lindsay Corp.	820	94,972
Mosaic Co. (The)	27,580	605,657
Pilgrim’s Pride Corp.(a)	3,760	71,026
Sanderson Farms Inc.	1,540	210,564
Scotts Miracle-Gro Co. (The)	3,200	562,464
Toro Co. (The)	8,180	742,008
Vital Farms Inc.(a)	1,160	34,382

		17,454,428

Total Common Stocks — 98.4% (Cost: $27,315,758)		32,200,251

Preferred Stocks

Chile — 1.3%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares, NVS	8,780	410,950

Total Preferred Stocks — 1.3% (Cost: $242,436)		410,950

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.19%(g)(h)(i)	149,770	149,860

Total Short-Term Investments — 0.5% (Cost: $149,855)		149,860

Total Investments in Securities — 100.2% (Cost: $27,708,049)		32,761,061

Other Assets, Less Liabilities — (0.2)%		(54,642)

Net Assets — 100.0%		$32,706,419

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Rounds to less than $1.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	All or a portion of this security is on loan.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.

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Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Global Agriculture Producers ETF

(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$179,138	$—	$(29,166	)(a)	$(54)	$(58)	$149,860	149,770	$719	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	20,000	—	(20,000	)(a)	—	—	—	—	3		—

					$(54)	$(58)	$149,860		$722		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$32,194,561	$—	$5,690	$32,200,251
Preferred Stocks	410,950	—	—	410,950
Money Market Funds	149,860	—	—	149,860

	$32,755,371	$—	$5,690	$32,761,061

Portfolio Abbreviations - Equity

GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company

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